Note 26 - Redeemable Preferred Membership Interests (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 31, 2013	Nov. 30, 2011
Note 26 - Redeemable Preferred Membership Interests (Details) [Line Items]
Temporary Equity, Carrying Amount, Attributable to Parent	$ 2,518,450	$ 2,518,450	$ 2,518,450		$ 2,518,000
Membership Interest Dividend Rate		12.00%		12.00%
Dividends	75,553	303,964	303,714
Preferred Membership Investor Contributions				500,000
Valley View Wind Farm [Member]
Note 26 - Redeemable Preferred Membership Interests (Details) [Line Items]
Dividends		$ 302,000
Minimum [Member]
Note 26 - Redeemable Preferred Membership Interests (Details) [Line Items]
Preferred Member Put Right Option Term		2 years
Maximum [Member]
Note 26 - Redeemable Preferred Membership Interests (Details) [Line Items]
Preferred Member Put Right Option Term		10 years